Lincoln Benefit Life Company
1221 N Street, Suite 200
Lincoln, Nebraska 68508
Direct Dial Number (847) 527-6710
Facsimile (800) 860-5661
E-Mail service@LBL.com

May 3, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Lincoln Benefit Life Variable Life Account (“Registrant”)
1933 Act File No. 33-67386
1940 Act File No. 811-9154

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

1) the form of prospectus noting the mailing address for Lincoln Benefit Life Company as P.O. Box 1538, Jacksonville, IL 62651-1538, and statements of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

2) Registrant electronically filed the text of the Amendment with the Commission.

Sincerely,

/s/ Rebecca Collins
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Rebecca Collins
Chief Legal Counsel